SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
	Authorized		Outstanding
	December 31,		December 31,
	2025	2024	2025	2024
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,573,899	34,549,050

Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	2,468,980	5.57	-
Granted	1,000,300	1.92	0.2
Forfeited	(70,380)	5.19	-

Outstanding - end of the year	3,398,900	4.48	-

Options exercisable at the end of the year	1,143,718	6.59	-

Vested and expected to vest	1,143,718	6.59	-

Schedule of Activities Relating to Company's RSUs Granted to Employees
	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - end of the year	72,690	6.13	309
Granted	26,646	3.50
Exercised	(17,923)	7.62
Forfeited	(5,265)	3.30

Outstanding - end of the year	76,148	4.75	142

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	76,148	4.75	142

Schedule of Awards Outstanding
	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$ 0.01 (RSUs)	76,148	3.28	$0.01	-	-	$-
$ 1.6-4.7	2,848,500	5.38	$3.52	769,400	4.47	$4.50
$ 5.2-10.2	294,500	4.73	$6.64	126,168	4.22	$7.34
$ 10.3-19.7	255,900	1.81	$12.70	248,150	1.77	$12.71

	3,475,048			1,143,718

Schedule of Compensation Expenses
	December 31,
	2025	2024

Cost of revenues	$51	$90
Research and development expenses	53	86
Marketing and selling expenses	111	153
General and administrative expenses	985	1,715

Total	$1,200	$2,044